Condensed Consolidated Statements of Stockholders' Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Redeemable Convertible Preferred Stock Series B	Convertible Preferred Stock Series A-1	Convertible Preferred Stock Series C	Convertible Preferred Stock Series D	Total
Beginning Balance, Amount at Dec. 31, 2014	$ 28,029	$ 24,492,450	$ (24,550,308)	$ 1,838,025	$ 4,029,576	$ 966		$ 4,000,713
Beginning Balance, Shares at Dec. 31, 2014	2,802,867			1,250,000	1,593,389	96,571
Conversion of Series A-1 into common stock on January 10 and February 25, 2015, Shares	38,456				(64,019)
Conversion of Series A-1 into common stock on January 10 and February 25, 2015, Amount	384	162,584			(162,968)
Conversion of Series C into common stock on January 10, 2015, Shares	120,714					(96,571)
Conversion of Series C into common stock on January 10, 2015, Amount	1,207	(241)				(966)
Conversion of Series B into common stock between March 3 and March 20, 2015, Shares	276,883			(106,437)
Conversion of Series B into common stock between March 3 and March 20, 2015, Amount	2,769	157,611		(160,380)				160,380
Accretion of redemption value for Series A-1 from January 1 to March 25, 2015, Shares
Accretion of redemption value for Series A-1 from January 1 to March 25, 2015, Amount			(47,749)		47,749
Accretion of redemption value for Series B from January 1 to March 25, 2015, Shares
Accretion of redemption value for Series B from January 1 to March 25, 2015, Amount			(45,485)	45,485				(45,485)
Deemed dividend related to exchange of common stock for Series A-1, Series A-1 Warrants and Series B on March 25, 2015, Shares
Deemed dividend related to exchange of common stock for Series A-1, Series A-1 Warrants and Series B on March 25, 2015, Amount			(17,852,921)	8,655,998	9,196,923			(8,655,998)
Exchange of Series A-1, and Series A-1 Warrants into common on and Series D on March 25, 2015, Shares	2,213,407				(1,529,370)		117,583
Exchange of Series A-1, and Series A-1 Warrants into common and Series D on March 25, 2015, Amount	22,134	13,087,970			(13,111,280)		1,176
Exchange of Series B into common and Series D on March 25, 2015, Shares	324,095			(1,143,563)			120,573
Exchange of Series B into common and Series D on March 25, 2015, Amount	3,241	10,374,681		(10,379,128)			1,206	10,379,128
Private Placement Issuance of 6,661,000 shares at $0.75 per share, net of issuance costs of $281,023 on March 31, 2015, Shares	6,661,000
Private Placement Issuance of 6,661,000 shares at $0.75 per share, net of issuance costs of $281,023 on March 31, 2015, Amount	66,610	4,648,116						4,714,726
Issuance of additional common stock in March 2015 under Common Stock Purchase Agreement in relation to Financing on July 7, 2014, Shares	88,093
Issuance of additional common stock in March 2015 under Common Stock Purchase Agreement in relation to Financing on July 7, 2014, Amount	881	(881)
Elimination of warrant liability in exchange transaction		72,656						72,656
Stock-based compensation		82,772						82,772
Net loss			(2,447,320)					(2,447,320)
Ending Balance, Amount at Mar. 31, 2015	$ 125,255	$ 53,077,718	$ (44,943,783)				$ 2,382	$ 8,261,572
Ending Balance, Shares at Mar. 31, 2015	12,525,515						238,156